Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Operating Leases

Future minimum lease payments under operating leases as of March 31, 2020 are as follows (in thousands):

As of March 31, 2020
2020 (remaining nine months)	$541
2021	527
2022	508
2023	400
2024	312
2025 and thereafter	416

Total Minimum Lease Payments	$2,704

Future minimum lease payments under operating leases as of December 31, 2019 are as follows (in thousands):

As of December 31, 2019
2020	$636
2021	519
2022	506
2023	393
2024	314
2025 and thereafter	424

Total Minimum Lease Payments	$2,792